GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill
Goodwill at beginning of the year	R$ 13,853,114	R$ 10,825,148	R$ 11,634,464
Acquisition of company	11,024	116,396
Foreign exchange effect	(1,495,276)	2,911,570	(809,316)
Impairment of assets	(373,135)	0	0
Goodwill at end of the year	11,995,727	13,853,114	10,825,148
Gross
Changes in goodwill
Goodwill at beginning of the year	25,832,460	20,367,808	21,745,547
Acquisition of company	11,024	116,396
Foreign exchange effect	(2,963,431)	5,348,256	(1,377,739)
Goodwill at end of the year	22,880,053	25,832,460	20,367,808
Impairment
Changes in goodwill
Goodwill at beginning of the year	(11,979,346)	(9,542,660)	(10,111,083)
Foreign exchange effect	1,468,155	(2,436,686)	568,423
Impairment of assets	(373,135)
Goodwill at end of the year	R$ (10,884,326)	R$ (11,979,346)	R$ (9,542,660)